RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jan. 18, 2023	Mar. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Debt principal amount			$ 7,180,185	$ 7,499,771
Interest Expense, Related Party			486,721	492,391	$ 376,722
Independent Director of Melco [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			3,886	7,591
Interest Expense, Related Party			486	519	497
Independent Director of Melco [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount			705	909
Consideration paid for repurchase of senior notes			705	886
Lawrence Yau Lung Ho and his controlled entity [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			30,000	60,000
Interest Expense, Related Party			2,508	$ 3,300	3,300
Executive Officer [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt principal amount			1,600
Interest Expense, Related Party			25
Mr. Ho [Member] | 2025 SCF Senior Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Repurchased Face Amount			30,000
Consideration paid for repurchase of senior notes			$ 30,000
Melco International [Member] | Facility Agreement [Member]
Related Party Transaction [Line Items]
Proceeds from repayments of loans to an affiliated company	$ 200,000
Receivable face amount		$ 250,000
Related party transaction rate		11.00%
Loans receivable related party					$ 200,000